SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
14.          SUBSEQUENT EVENTS

On July 25, 2013, the Board of Directors of the Partnership declared a quarterly cash distribution of $0.515 per unit in respect of the three months ended June 30, 2013. This cash distribution was paid on August 14, 2013 to all unitholders of record as of the close of business on August 5, 2013.